Other Receivables and Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Other operating expenses	$ 62,369